                        SEMIANNUAL REPORT / APRIL 30 1999




                             AIM GLOBAL INCOME FUND



                                 [COVER IMAGE]



















                            [AIM LOGO APPEARS HERE]

                         ------------------------------

                                 [COVER IMAGE]

          THE WATER LILY POND BY CLAUDE MONET AIM GLOBAL INCOME FUND IS

            BRIDGING CONTINENTS TO BRING SHAREHOLDERS NEW INVESTMENT

            OPPORTUNITIES. WIDE OCEANS NO LONGER FORM MUCH MORE OF A

           BARRIER TO GLOBAL INVESTING THAN THE TRANQUIL POND DEPICTED

            IN MONET'S PAINTING. THE MANAGEMENT TEAM HAS CONSTRUCTED

           A DIVERSE PORTFOLIO CONSISTING OF GOVERNMENT AND CORPORATE

                          BONDS FROM AROUND THE WORLD.

                         ------------------------------

AIM Global Income Fund is for shareholders who seek a high level of current income. The Fund invests in a portfolio of debt issued by U.S. and foreign governments and corporations.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Global Income Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B shares will differ from that of Class A shares due to differences in sales charge structure and expenses.
o The Fund's investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 divided by the most recent month-end net asset value
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity, or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The Fund invests in higher-yielding, lower-rated corporate bonds, commonly known as "junk bonds." These bonds have greater risk of price fluctuation and loss of principal than U.S. government securities, such as U.S. Treasury bonds and bills, which offer a government guarantee as to the repayment of principal and interest if held to maturity.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the Fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The Salomon Brothers World Government Bond Index is an unmanaged composite of long-term foreign government debt securities.
o An investment cannot be made in any index listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

            AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND
         IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
          CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK
                 THAT YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.


                             AIM GLOBAL INCOME FUND

                      SEMIANNUAL REPORT / CHAIRMAN'S LETTER



                   Dear Fellow Shareholder:

  [PHOTO OF        With only several months remaining in 1999, the question on
  Charles T.       many of your minds may be, "How will the year 2000 computer
    Bauer          issue affect AIM and my investments?" We would like you to
 Chairman of       feel comfortable.
 the Board of           During March and April, AIM participated in an
   THE FUND        industrywide test that gave us a chance to see how our
 APPEARS HERE)     technology systems might be affected by the changeover to the year 2000 (Y2K). Everything went as well as we had hoped; in general, the industry sailed through the testing process with flying colors. The financial industry has been seen as a leader in planning for year 2000 concerns. Thus, it was no surprise to most participants that the test was an overwhelming success.
                        The general purpose of the process was to test
electronic interfaces among financial industry members in the United States and to follow transactions through a typical trading cycle--from order entry to the settlement process. Investment banks, broker-dealers, custodian banks and mutual fund companies all worked together to make this possible. Approximately 400 firms were involved in the testing; AIM was one of 70 asset managers.

TEST RESULTS EXCELLENT
During the testing process, thousands of transactions were submitted and approximately 260,000 steps were tested. Of those, only a handful experienced minor glitches--just 0.02% of the total number of transactions. All problems were worked through quickly before the hypothetical trades were settled. Of course, AIM will keep testing and planning throughout 1999 as a precaution.

AIM'S INTERNAL EFFORTS CONTINUE
     As you know from our previous communications to you, AIM has been addressing the year 2000 issue for several years. During 1998, we made substantial progress on our preparations. We are now in the final phases of the project, continually testing internal applications and our interfaces with outside parties. On the investment side, our portfolio management staff is evaluating the Y2K preparedness of the companies in which we invest.
     We feel that our preparations for 2000 are very comprehensive, and the industrywide testing showed that our colleagues in the financial industry are also working hard to be ready for the new year. We do not think shareholders need to take any extraordinary measures with their investments to prepare for 2000. However, if you have any lingering concerns, it may reassure you to know that AIM is finalizing contingency plans that will be ready if there are unexpected problems. Our plans will give AIM employees guidelines to follow for a wide variety of situations.
     For a more comprehensive discussion of our Y2K efforts and for periodic updates, please visit our Web site, www.aimfunds.com.
     We are pleased to send you this report covering your fund's performance over the last six months. If you have any questions or comments, please contact our Client Services department at 800-959-4246, or e-mail your inquiry to us at general@aimfunds.com. You can access information about your account through our AIM Investor Line at 800-246-5463 or at our Web site.
     Thank you for your continued participation in The AIM Family of Funds--Registration Mark--. We appreciate your business.

Sincerely,


/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman

          PLEASE NOTE THAT THE INFORMATION ABOUT THE YEAR 2000 IN THIS
             LETTER IS DEEMED AIM'S YEAR 2000 READINESS DISCLOSURE.

                         ------------------------------

                             THE FINANCIAL INDUSTRY

                               HAS BEEN SEEN AS A

                             LEADER IN PLANNING FOR

                              YEAR 2000 CONCERNS.

                         ------------------------------



                             AIM GLOBAL INCOME FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

FUND CONTENDS WITH STRONG U.S. DOLLAR

THE STRONG DOLLAR NEGATIVELY AFFECTED RETURNS FOR U.S. INVESTORS IN FOREIGN BONDS. HOW DID AIM GLOBAL INCOME FUND PERFORM?
Despite the strength of the U.S. dollar relative to other major currencies, the Fund's diversified investment strategy enabled it to post positive gains for the six months ended April 30, 1999. Excluding sales charges, total returns were 2.45%, 2.28% and 2.18% for Class A, B and C shares, respectively. Over the same period, the total return of the Salomon Brothers World Government Bond Index was -3.35%.
     The Fund continued to provide attractive monthly income. As of April 30, 1999, the Fund's 30-day distribution rate at net asset value was 6.51%, 5.99% and 6.00% for Class A, B and C shares, respectively. The Fund's 30-day SEC yield at maximum offering price was 5.71% for Class A shares and 5.49% for both Class B and Class C shares.
     Since our last report six months ago, nets assets in the Fund grew from $96 million to $106 million.

TOP MARKETS REPRESENTED BY CURRENCY IN THE PORTFOLIO

As of 4/30/99, based on total net assets

1. United States                 65.21%
2. Canada                         9.91
3. United Kingdom                 8.57
4. EMU*                           8.70
5. New Zealand                    3.57
6. Australia                      2.26
7. Sweden                         1.78

*The European Economic and Monetary Union includes France, Germany, Italy, Spain, Portugal, Austria, the Netherlands, Belgium, Luxembourg, Ireland and Finland.

WHAT WERE SOME OF THE KEY TRENDS IN FOREIGN-BOND MARKETS?

In most developed countries, the economic climate was favorable for bonds. Inflation and interest rates were low. In Europe, slowing economic growth raised the possibility of further interest-rate cuts. The advent of the European Economic and Monetary Union (EMU) on January 1 proved to be a stimulus to the corporate bond market on the continent. European firms issued $39.4 billion in new debt between January 1 and March 26, more than twice the amount issued for the same period in 1998.
     Emerging market debt, hurt by a succession of crises in developing nations such as Russia and Brazil, recovered somewhat toward the end of the reporting period. However, this was of little consequence for the Fund since it invests primarily in developed markets. Bond markets we liked included the United Kingdom, Germany, Canada and Australia.
     For most of the reporting period, the U.S. dollar was strong against most major currencies, particularly the euro, adopted as the new currency in the 11 EMU countries at the beginning of 1999. The Fund mitigated the effect of a strong dollar by selectively hedging some of its currency exposure.

HOW DID U.S. INVESTMENT-GRADE BONDS FARE?

Over the reporting period, a very narrow bond market began to give way to more normal conditions. Crises in developing markets led investors to shun securities other than U.S. Treasury issues, even those of investment-grade quality.
     However, on November 17, 1998, the Federal Reserve Board (the Fed) approved the last of three interest-rate cuts designed to infuse liquidity back into the broader market. The Fed's rate cuts and continued strong economic growth caused the performance of domestic investment-grade corporate bonds to improve. Robust economic expansion dispelled concerns that problems in developing nations would plunge the United States into recession and undermine the ability of corporate bond issuers to meet their debt obligations.
     At the outset of the period, investors had favored Treasuries because of their liquidity and safety. But toward the end of the period, concerns about increased inflation in the face of strong U.S. economic growth drove Treasury prices lower.
     Demand for investment-grade corporate bonds picked up in 1999 as investors shifted their focus from Treasuries to securities with more attractive yields. This heightened demand was met by an increase in new-issue supply. From January 1 through March 25, approximately $105 billion in new investment-grade corporate bond issues entered the market--well above the average of $60 billion for the comparable period for the past five years.

WHAT ABOUT HIGH-YIELD BONDS?

High-yield bonds were among the asset classes most adversely affected by investor preference for U.S. Treasury securities. When this sentiment changed, high-yield bonds were among the chief beneficiaries. Indeed, during the first four months of 1999, high-yield bonds were among the top-performing fixed-income classes.
     Within the high-yield sector, the bonds of telecommunications firms, cable


                         ------------------------------

                     DEMAND FOR INVESTMENT-GRADE CORPORATE

                      BONDS PICKED UP IN 1999 AS INVESTORS

                     SHIFTED THEIR FOCUS FROM TREASURIES TO

                    SECURITIES WITH MORE ATTRACTIVE YIELDS.

                         ------------------------------


          See important Fund and index disclosures inside front cover.


                             AIM GLOBAL INCOME FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW



PORTFOLIO COMPOSITION
As of 4/30/99, based on total net assets

TOP 5 BOND HOLDINGS

                                    Coupon          Maturity

1. U.S. Treasury Bonds              6.125%          11/2027        1.99%
2. Bundesrepublik Deutschland       7.25            10/2002        1.65
3. Treuhandanstalt Gtd Notes        6.00            11/2003        1.62
4. U.S. Treasury Notes              6.875           5/2006         1.53
5. Prudential Financial             9.375           6/2007         1.48


companies and gaming establishments performed well. In March, energy-company bonds increased in value with the rise in oil prices.

HOW WAS THE FUND STRUCTURED AT THE END OF THE REPORTING PERIOD?

At the end of the reporting period, the Fund's total assets were divided as follows: foreign bonds (including those denominated in U.S. dollars), 41.71%; domestic investment-grade bonds, 26.57%; and domestic high-yield bonds, 25.93%. Other assets made up the remainder of the portfolio's holdings. The Fund had 208 holdings as of April 30, 1999. The weighted average maturity of the portfolio was 11.54 years, and its duration was 6.89 years. The Fund had an average portfolio quality rating of A as measured by Standard & Poor's Corporation (S&P) and Moody's Investor Service (Moody's), two widely known credit rating agencies. These ratings are historical and are based on analysis of the credit quality of the individual securities in the Fund's portfolio.

WHAT IS YOUR OUTLOOK?

In most developed countries, the economic climate appears favorable for bonds. In Europe, for example, inflation is low. Further cuts in already-low interest rates are possible to stimulate economic growth. Moreover, we remain optimistic about the long-term prospects for Europe. The mergers and restructurings now taking place there should increase corporate profitability. We expect the EMU to continue to act as a catalyst for the development of the corporate bond market in Europe, potentially increasing the Fund's investment options.
     In the United States, robust economic growth could continue to benefit investment-grade corporate bonds and high-yield securities. One ominous development was the dramatic and unexpected rise in the inflation rate in April. That prompted the Fed, at its first meeting after the end of the reporting period, to shift to a bias of raising interest rates. However, a possible tightening of monetary policy has been largely reflected in recent higher bond yields.
     Regardless, we will adhere to our three-faceted strategy of investing in foreign, domestic investment-grade and high-yield bonds. These bonds tend to react differently to various economic and market conditions. We believe our strategy can enhance returns and reduce risk over the long term.

RESULTS OF A $10,000 INVESTMENT
9/15/94-4/30/99, INCLUDING SALES CHARGES

$14,449                  $14,282                    $13,767

AIM                      AIM                        Salomon
Global Income            Global Income              Brothers World
Fund Class               Fund Class                 Government
B shares                 A shares                   Bond Index

Your Fund's total return includes sales charges, expenses and management fees. For Fund performance calculations and descriptions of indexes cited on this page, please refer to the inside front cover.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

Past performance cannot guarantee comparable future results.

The Fund's portfolio composition is subject to change and there is no assurance the fund will continue to hold any particular security.

AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/99, including sales charges

CLASS A SHARES
Inception (9/15/94)                           8.02%
1 Year                                       -3.07*

CLASS B SHARES Inception
(9/15/94)                                     8.29%
1 Year                                       -3.45**

CLASS C SHARES Inception (8/4/97)             4.98
1 Year                                        0.36***

*1.77% excluding sales charges
**1.32 excluding sales charges
***1.32 excluding sales charges


          See important Fund and index disclosures inside front cover.


                             AIM GLOBAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 1999
(Unaudited)

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS & NOTES-56.82%

AEROSPACE/DEFENSE-0.25%

Pacific Aerospace & Electric, Sr.
  Unsec. Gtd. Sub., 11.25%,
  08/01/05                          $   350,000   $    264,250
==============================================================

AGRICULTURAL PRODUCTS-0.46%

Cargill Inc., Notes, 6.875%,
  05/01/28 (Acquired 03/12/99,
  Cost $499,010)(b)                     500,000        484,950
==============================================================

AIR FREIGHT-0.35%

Atlas Air, Inc., Sr. Notes,
  10.75%, 08/01/05                      350,000        369,250
==============================================================

AIRLINES-2.34%

Airplanes Pass Through Trust, Sub.
  Bonds, 10.875%, 03/15/19              230,000        231,295
--------------------------------------------------------------
Delta Air Lines, Inc.,
  Deb., 9.00%, 05/15/16                 550,000        622,473
--------------------------------------------------------------
  Deb., 10.375%, 12/15/22             1,000,000      1,286,980
--------------------------------------------------------------
United Air Lines, Inc., Pass Thru
  Ctfs., 9.56%, 10/19/18                300,000        345,303
==============================================================
                                                     2,486,051
==============================================================

AUTO PARTS & EQUIPMENT-0.71%

Advance Stores Co. Inc., Sr.
  Unsec. Gtd. Notes, 10.25%,
  04/15/08                              310,000        314,650
--------------------------------------------------------------
Exide Corp., Sr. Notes, 10.00%,
  04/15/05                              430,000        438,600
==============================================================
                                                       753,250
==============================================================

BANKS (MAJOR REGIONAL)-0.97%

Regions Financial Corp., Sub.
  Notes, 7.75%, 09/15/24                500,000        539,600
--------------------------------------------------------------
Royal Bank of Scotland PLC (United
  Kingdom), Yankee Sub. Notes,
  6.375%, 02/01/11                      500,000        490,680
==============================================================
                                                     1,030,280
==============================================================

BANKS (MONEY CENTER)-0.91%

Deutsche Bank Financial, Gtd.
  Unsec. Sub. Deb., 6.70%,
  12/13/06                              750,000        760,410
--------------------------------------------------------------
First Union Bancorp, Sub. Deb.,
  7.50%, 04/15/35                       200,000        212,392
==============================================================
                                                       972,802
==============================================================

BANKS (REGIONAL)-1.47%

HSBC Americas Inc., Sub. Notes,
  7.00%, 11/01/06                       500,000        513,310
--------------------------------------------------------------
Mercantile Bancorp Inc., Unsec.
  Sub. Notes, 7.30%, 06/15/07         1,000,000      1,046,770
==============================================================
                                                     1,560,080
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
BEVERAGES (NON-ALCOHOLIC)-0.45%

Coca-Cola Enterprises, Inc.,
  Putable Notes, 8.35%,
  06/20/20(c)                       $ 2,113,000   $    482,101
==============================================================

BROADCASTING (TELEVISION)-3.46%

Comcast Cable Communications,
  Notes, 8.50%, 05/01/27                500,000        593,895
--------------------------------------------------------------
CSC Holdings Inc.,
  Unsec. Deb., 7.625%, 07/15/18       1,100,000      1,106,654
--------------------------------------------------------------
  Unsec. Deb., 7.875%, 02/15/18         400,000        412,316
--------------------------------------------------------------
Fox Family Worldwide, Inc., Sr.
  Unsec. Disc. Notes, 10.25%,
  11/01/07(d)                           940,000        634,500
--------------------------------------------------------------
Knology Holdings, Inc., Sr. Disc.
  Notes, 11.875%, 10/15/07(d)           700,000        428,750
--------------------------------------------------------------
USA Networks, Inc., Sr. Notes,
  6.75%, 11/15/05 (Acquired
  11/30/98; Cost $501,370)(b)           500,000        498,050
==============================================================
                                                     3,674,165
==============================================================

BUILDING MATERIALS-0.69%

Owens Corning, Unsec. Bonds,
  7.50%, 08/01/18                       750,000        731,700
==============================================================

CHEMICALS-1.54%

Agrium Inc. (Canada), Unsec.
  Notes, 7.00%, 02/01/04                350,000        347,252
--------------------------------------------------------------
Airgas Inc., Medium Term Notes,
  7.14%, 03/08/04                       500,000        489,575
--------------------------------------------------------------
Nova Gas Transmission Ltd.
  (Canada), Yankee Deb., 8.50%,
  12/15/12                              450,000        513,306
--------------------------------------------------------------
Sterling Chemicals, Inc., Sr.
  Unsec. Sub. Notes, 11.75%,
  08/15/06                              300,000        283,500
==============================================================
                                                     1,633,633
==============================================================

COMMUNICATIONS EQUIPMENT-0.94%

Dialog Corp. PLC (United Kingdom),
  Series A Sr. Sub. Notes, 11.00%,
  11/15/07                              750,000        751,875
--------------------------------------------------------------
ProNet, Inc., Sr. Sub. Notes,
  11.875%, 06/15/05                     250,000        243,750
==============================================================
                                                       995,625
==============================================================

COMPUTERS (NETWORKING)-0.37%

Exodus Communications, Sr. Unsec.
  Notes, 11.25%, 07/01/08               360,000        390,600
==============================================================

CONSTRUCTION (CEMENT & AGGREGATES)-0.31%

Schuff Steel Co., Sr. Unsec. Gtd.
  Sub. Notes, 10.50%, 06/01/08          350,000        327,250
==============================================================

CONTAINERS & PACKAGING (PAPER)-0.08%

BPC Holding Corp., Series B Sr.
  Sec. Notes, 12.50%, 06/15/06           80,000         85,200
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
DISTRIBUTORS (FOOD & HEALTH)-0.23%

Fleming Companies, Inc., Sr.
  Unsec. Gtd. Sub. Notes, 10.625%,
  07/31/07                          $   255,000   $    247,988
==============================================================

ELECTRIC COMPANIES-3.21%

Cleveland Electric Illumination,
  Series D Sr. Notes, 7.88%,
  11/01/17                              500,000        536,766
--------------------------------------------------------------
CMS Energy Corp., Sr. Unsec.
  Notes, 7.50%, 01/15/09                750,000        752,858
--------------------------------------------------------------
El Paso Electric Co.,
  Series D Sec. First Mortgage
  Bonds, 8.90%, 02/01/06                250,000        278,280
--------------------------------------------------------------
  Series E Sec. First Mortgage
  Bonds, 9.40%, 05/01/11                250,000        279,610
--------------------------------------------------------------
Niagara Mohawk Power Corp., Series
  G Sr. Unsec. Notes, 7.75%,
  10/01/08                            1,000,000      1,065,450
--------------------------------------------------------------
Western Resources, Inc., Sr.
  Unsec. Notes, 6.25%, 8/15/03          500,000        499,385
==============================================================
                                                     3,412,349
==============================================================

ELECTRICAL EQUIPMENT-0.09%

Electronic Retailing Systems
  International, Inc., Sr. Disc.
  Notes, 13.25%, 02/01/04(d)            290,000         97,150
==============================================================

ELECTRONICS (SEMICONDUCTORS)-0.19%

Panda Funding Corp., Series A-1
  Pooled Project Bonds, 11.625%,
  08/20/12                              199,591        204,581
==============================================================

ENTERTAINMENT-1.49%

Ascent Entertainment Group, Sr.
  Sec. Disc. Notes, 11.875%,
  12/15/04(d)                           150,000        107,250
--------------------------------------------------------------
Time Warner, Inc.,
  Deb., 9.125%, 01/15/13              1,000,000      1,218,170
--------------------------------------------------------------
  Deb., 6.85%, 01/15/26                 250,000        257,533
==============================================================
                                                     1,582,953
==============================================================

FINANCIAL (DIVERSIFIED)-1.07%

Associates of North America,
  Series B Sr. Deb., 7.95%,
  02/15/10                              100,000        111,752
--------------------------------------------------------------
  Bonds, 6.95%, 11/01/18                500,000        505,045
--------------------------------------------------------------
Finova Capital Corp., Unsec.
  Notes, 7.40%, 05/06/06                500,000        523,750
==============================================================
                                                     1,140,547
==============================================================

FOODS-1.14%

Ameriserve Food Distributors,
  Notes, 8.875%, 10/15/06               300,000        279,750
--------------------------------------------------------------
ConAgra Inc., Sr. Unsec. Notes,
  7.125%, 10/01/26                      900,000        935,802
==============================================================
                                                     1,215,552
==============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.47%

Watson Pharmaceuticals Inc., Sr.
  Notes, 7.125%, 05/15/08               500,000        498,270
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
HEALTH CARE (LONG TERM)-0.33%

Harborside Healthcare, Sr. Unsec.
  Gtd. Disc. Sub. Notes, 11.00%,
  08/01/08(d)                       $   750,000   $    347,813
==============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.75%

Beckman Coulter, Sr. Unsec. Gtd.
  Notes, 7.45%, 03/04/08                500,000        489,370
--------------------------------------------------------------
Dade International Inc., Series B
  Sr. Sub. Notes, 11.125%,
  05/01/06                              100,000        111,000
--------------------------------------------------------------
Mediq Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.00%, 06/01/08               220,000        191,400
==============================================================
                                                       791,770
==============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-0.46%

Team Health Inc., Sr. Sub. Notes,
  12.00%, 03/15/09 (Acquired
  03/05/99; Cost $470,000)(b)           470,000        484,100
==============================================================

HOMEBUILDING-1.27%

D.R. Horton Inc.,
  Unsec. Gtd. Notes, 10.00%,
  04/15/06                               55,000         58,988
--------------------------------------------------------------
  Sr. Unsec. Gtd., 8.00%, 01/01/09      580,000        577,100
--------------------------------------------------------------
Engle Homes Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.25%, 02/01/08           350,000        349,125
--------------------------------------------------------------
Schuler Homes, Sr. Unsec. Gtd.
  Sub. Notes, 9.00%, 04/15/08           370,000        360,750
==============================================================
                                                     1,345,963
==============================================================

HOUSEWARES-0.32%

Decora Industries, Inc., Series B
  Sr. Sec. Gtd. Notes, 11.00%,
  05/01/05                              350,000        341,250
==============================================================

INSURANCE (LIFE & HEALTH)-1.60%

Sun Life Canada Capital Trust,
  Gtd. Notes, 8.526%, 05/29/49
  (Acquired 11/05/98; Cost
  $900,000)(b)                          900,000        939,510
--------------------------------------------------------------
Torchmark Corp., Notes, 7.875%,
  05/15/23                              750,000        762,585
==============================================================
                                                     1,702,095
==============================================================

INSURANCE (PROPERTY &
  CASUALTY)-1.33%

Orion Capital Trust II, Gtd.
  Notes, 7.701%, 04/15/28               500,000        422,365
--------------------------------------------------------------
Terra Nova Holdings (United
  Kingdom),
  Gtd. Sr. Secured Notes, 7.20%,
  08/15/07                              500,000        500,695
--------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 7.00%,
  05/15/08 (Acquired 05/12/98;
  Cost $499,495)(b)                     500,000        494,175
==============================================================
                                                     1,417,235
==============================================================

IRON & STEEL-0.45%

Acme Metal Inc., Sr. Unsec. Gtd.
  Deb., 10.875%, 12/15/07(e)            438,000         54,750
--------------------------------------------------------------
GS Industries, Inc., Sr. Gtd.
  Notes, 12.00%, 09/01/04               200,000        175,000
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
IRON & STEEL-(CONTINUED)

Sheffield Steel Corp., First
  Mortgage Notes, 11.50%, 12/01/05  $   250,000   $    243,750
==============================================================
                                                       473,500
==============================================================

LEISURE TIME (PRODUCTS)-0.47%

Marvel Enterprises Inc., 12.00%,
  06/15/09 (Acquired 02/17/99;
  Cost $480,000)(b)                     480,000        495,600
==============================================================

LODGING-HOTELS-0.32%

John Q. Hammons Hotels Inc., Sec.
  First Mortgage Notes, 9.75%,
  10/01/05                              100,000         95,500
--------------------------------------------------------------
Stena Line A.B. (Sweden), Sr.
  Yankee Notes, 10.625%, 06/01/08       310,000        243,350
==============================================================
                                                       338,850
==============================================================

MANUFACTURING (DIVERSIFIED)-0.32%

Glenoit Corp., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 04/15/07          380,000        343,900
==============================================================

MANUFACTURING (SPECIALIZED)-0.49%

First Wave Marine, Inc., Sr.
  Notes, 11.00%, 02/01/08               250,000        237,500
--------------------------------------------------------------
MMI Products Inc., Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07               260,000        281,450
==============================================================
                                                       518,950
==============================================================

METALS MINING-0.23%

Rio Algom Ltd. (Canada), Yankee
  Unsec. Deb., 7.05%, 11/01/05          250,000        246,518
==============================================================

NATURAL GAS-1.47%

Dynegy Inc., Sr. Unsec. Deb.,
  7.125%, 05/15/18                      500,000        483,370
--------------------------------------------------------------
Enron Corp., Sr. Sub. Deb., 8.25%,
  09/15/12                              500,000        550,200
--------------------------------------------------------------
K N Energy, Inc., Unsec. Deb.,
  7.35%, 08/01/26                       500,000        528,525
==============================================================
                                                     1,562,095
==============================================================

OIL & GAS (EXPLORATION & PRODUCTION)-2.12%

Abraxas Petroleum Corp., Series D
  Sr. Unsec. Gtd. Notes, 11.50%,
  11/01/04                               25,000         14,750
--------------------------------------------------------------
Canadian Forest Oil Ltd. (Canada),
  Sr. Yankee Unsec. Sub. Notes,
  8.75%, 09/15/07                       780,000        766,350
--------------------------------------------------------------
Chesapeake Energy Corp., Unsec.
  Sr. Notes, 9.625%, 05/01/05           120,000        109,800
--------------------------------------------------------------
Pogo Producing Co., Sr. Unsec.
  Sub. Notes, 10.375%, 02/15/09         500,000        521,250
--------------------------------------------------------------
Queen Sand Resources, Inc., Sr.
  Unsec. Gtd. Notes, 12.50%,
  07/01/08                              160,000        112,800
--------------------------------------------------------------
Talisman Energy, Inc. (Canada),
  Yankee Deb.,
  7.125%, 06/01/07                      250,000        249,240
--------------------------------------------------------------
  7.25%, 10/15/27                       500,000        476,425
==============================================================
                                                     2,250,615
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
OIL & GAS (REFINING & MARKETING)-0.62%

Texas Petrochemical Corp., Sr.
  Unsec. Sub. Notes, 11.125%,
  07/01/06                          $   750,000   $    656,250
==============================================================

PERSONAL CARE-0.47%

Alberto-Culver Corp., Notes,
  6.375%, 06/15/28                      500,000        500,450
==============================================================

PHOTOGRAPHY IMAGING-0.46%

Polaroid Corp., Sr. Unsec. Notes,
  11.50%, 02/15/06                      470,000        493,500
==============================================================

POWER PRODUCERS (INDEPENDENT)-1.15%

AES Corp., Sr. Notes, 8.00%,
  12/31/08                              750,000        723,788
--------------------------------------------------------------
Kincaid Generation LLC, Sec.
  Bonds, 7.33%, 06/15/20 (Acquired
  04/30/98; Cost $501,235)(b)           500,000        498,830
==============================================================
                                                     1,222,618
==============================================================

PUBLISHING (NEWSPAPERS)-0.28%

News America Holdings, Inc., Sr.
  Gtd. Deb., 9.25%, 02/01/13            250,000        301,620
==============================================================

RAILROADS-1.86%

CSX Corp.,
  Sr. Unsec. Deb., 7.25%, 05/01/27      750,000        785,738
--------------------------------------------------------------
  Series C, Medium Term Notes,
  6.80%, 12/01/28                       750,000        719,798
--------------------------------------------------------------
Norfolk Southern Corp., Putable
  Bonds, 7.05%, 05/01/37                450,000        468,976
==============================================================
                                                     1,974,512
==============================================================

REAL ESTATE INVESTMENT TRUST-1.23%

Glenborough Properties, Sr. Unsec.
  Notes, 7.625%, 03/15/05               500,000        446,837
--------------------------------------------------------------
Health Care REIT, Inc., Sr. Unsec.
  Notes, 7.625%, 03/15/08               400,000        382,660
--------------------------------------------------------------
Spieker Properties LP, Unsec.
  Deb., 7.35%, 12/01/17                 500,000        481,235
==============================================================
                                                     1,310,732
==============================================================

RETAIL (GENERAL MERCHANDISE)-0.17%

Plainwell Inc., Series B Sr.
  Unsec. Sub. Notes, 11.00%,
  03/01/08                              230,000        185,150
==============================================================

RETAIL (SPECIALTY)-1.62%

CEX Holdings, Inc., Sr. Unsec.
  Gtd. Notes, 9.625%, 06/01/08          300,000        288,000
--------------------------------------------------------------
CSK Auto Inc., Sr. Gtd. Sub. Deb.,
  11.00%, 11/01/06                      130,000        137,150
--------------------------------------------------------------
Neff Corp., Sr. Unsec. Gtd. Sub.,
  10.25%, 06/01/08                      840,000        877,800
--------------------------------------------------------------
Rent-A-Center Inc., Sr. Unsec.
  Gtd. Sub., 11.00%, 08/15/08           350,000        371,875
--------------------------------------------------------------
Wilson's-The Leather Experts,
  Inc., Sr. Notes, 11.25%,
  08/15/04                               40,000         41,300
==============================================================
                                                     1,716,125
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
RETAIL (SPECIALTY-APPAREL)-0.46%

J Crew Operating Corp., Sr. Sub.
  Notes, 10.375%, 10/15/07          $   150,000   $    145,500
--------------------------------------------------------------
Specialty Retailers, Inc., Sr.
  Unsec. Gtd. Notes, 8.50%,
  07/15/05                              455,000        348,075
==============================================================
                                                       493,575
==============================================================

SAVINGS & LOAN COMPANIES-0.58%

Sovereign Bancorp, Inc., Sub.
  Notes, 8.00%, 03/15/03                600,000        617,795
==============================================================

SERVICES-ADVERTISING-MARKETING-0.19%

MDC Communications Corp. (Canada),
  Sr. Unsec. Sub. Notes, 10.50%,
  12/01/06                              200,000        207,000
==============================================================

SERVICES (COMMERCIAL & CONSUMER)-0.93%

Hydrochem Industrial Service, Co.
  Sr. Sec. Gtd. Sub. Notes,
  10.375%, 08/01/07                     180,000        159,300
--------------------------------------------------------------
Laidlaw, Inc. (Canada), Deb.,
  6.70%, 05/01/08                       500,000        471,835
--------------------------------------------------------------
Willis Corroon Corp., Sr. Sub.
  Notes, 9.00%, 02/01/09 (Acquired
  01/28/99; Cost $350,000)(b)           350,000        356,125
==============================================================
                                                       987,260
==============================================================

SERVICES (EMPLOYMENT)-0.24%

MSX International Inc., Unsec. Sr.
  Sub. Notes, 11.375%, 01/15/08         260,000        258,700
==============================================================

SHIPPING-0.22%

Pacific & Atlantic Holding, Notes,
  11.50%, 05/30/08                      390,000        235,950
==============================================================

SOVEREIGN DEBT-2.06%

Province of Manitoba (Canada),
  Yankee Bonds, 7.75%, 07/17/16         550,000        612,827
--------------------------------------------------------------
Province of Quebec (Canada),
  Yankee Notes, 5.735%, 03/02/26        500,000        530,835
--------------------------------------------------------------
  Notes, 6.29%, 03/06/26              1,000,000      1,040,690
==============================================================
                                                     2,184,352
==============================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-2.18%

Metrocall Inc., Sr. Sub. Notes,
  11.00%, 09/15/08 (Acquired
  12/17/98; Cost $744,780)(b)           750,000        660,000
--------------------------------------------------------------
Nextel Communications, Inc., Sr.
  Notes, 12.00%, 11/01/08
  (Acquired 10/28/98; Cost
  $522,463)(b)                          530,000        628,050
--------------------------------------------------------------
PageMart Wireless, Inc., Sr. Sub.
  Disc. Notes, 11.25%, 02/01/08(d)      600,000        225,000
--------------------------------------------------------------
Powertel, Inc., Sr. Unsec. Notes,
  11.125%, 06/01/07                     760,000        801,800
==============================================================
                                                     2,314,850
==============================================================

TELECOMMUNICATIONS (LONG DISTANCE)-3.16%

Call-Net Enterprises, Inc.
  (Canada), Sr. Notes, 8.94%,
  08/15/08(c)                           330,000        221,925
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
TELECOMMUNICATIONS (LONG DISTANCE)-(CONTINUED)

Centel Capital, Deb., 9.00%,
  10/15/19                          $   300,000   $    364,221
--------------------------------------------------------------
Econophone, Inc., Sr. Unsec.
  Notes, 13.50%, 07/15/07               750,000        823,125
--------------------------------------------------------------
Esprit Telecom Group PLC (United
  Kingdom), Sr. Yankee Notes,
  11.50%, 12/15/07                      250,000        280,000
--------------------------------------------------------------
MCI Communications Corp., Putable
  Sr. Unsec. Deb., 7.125%,
  06/15/27                              650,000        674,304
--------------------------------------------------------------
Primus Telecom Group, Sr. Notes,
  11.25%, 01/15/09 (Acquired
  01/22/99; Cost $750,000)(b)           750,000        783,750
--------------------------------------------------------------
Versatel Telecom B.V.
  (Netherlands), Sr. Notes,
  13.25%, 05/15/08                      190,000        206,150
==============================================================
                                                     3,353,475
==============================================================

TELEPHONE-2.56%

Cable & Wireless Communications
  PLC (United Kingdom), Yankee
  Notes, 6.75%, 03/06/08                500,000        501,370
--------------------------------------------------------------
Esat Holdings Ltd. (Ireland), Sr.
  Yankee Notes, 12.50%,
  02/01/07(d)                           350,000        263,375
--------------------------------------------------------------
ICG Services Inc., Sr. Unsec.
  Disc. Notes, 10.00%, 02/15/08(d)      600,000        386,670
--------------------------------------------------------------
Logix Communications, Sr. Unsec.
  Notes, 12.25%, 06/15/08               350,000        345,625
--------------------------------------------------------------
NTL Inc., Sr. Notes, 11.50%,
  10/01/08 (Acquired 10/26/98;
  Cost $415,000)(b)                     415,000        469,988
--------------------------------------------------------------
SBC Communications Inc., Deb.,
  7.375%, 07/15/43                      500,000        509,590
--------------------------------------------------------------
Worldwide Fiber, Inc., Sr. Notes,
  12.50%, 12/15/05 (Acquired
  01/28/99; Cost $235,750)(b)           230,000        247,250
==============================================================
                                                     2,723,868
==============================================================

TRUCKERS-0.29%

Travelcenters of America Inc., Sr.
  Unsec. Gtd. Sub. Deb., 10.25%,
  04/01/07                              290,000        306,675
--------------------------------------------------------------

WASTE MANAGEMENT-0.97%

Browning-Ferris, Deb., 9.25%,
  05/01/21                              350,000        359,429
--------------------------------------------------------------
WMX Technologies, Inc., Unsec.
  Notes, 7.10%, 08/01/26                650,000        669,039
==============================================================
                                                     1,028,468
==============================================================
    Total U.S. Dollar Denominated
      Non-Convertible Bonds &
      Notes (Cost $61,075,331)                      60,373,756
==============================================================

NON-U.S. DOLLAR DENOMINATED
  NON-CONVERTIBLE BONDS & NOTES-20.90%

AUSTRALIA-1.10%

European Bank of Reconstruction
  and Development (Banks-Money
  Center), Sr. Unsub. Unsec.
  Bonds, 6.65%, 02/10/28(c)    AUD   10,000,000      1,173,408
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
CANADA-8.32%

Bank of Montreal (Banks-Money
  Center), Sub. Deb., 7.92%,
  07/31/12         CAD                  300,000   $    233,724
--------------------------------------------------------------
Bell Canada
  (Telecommunications-Cellular/
  Wireless), Unsec. Deb., 10.875%,
  10/11/04                              250,000        213,467
--------------------------------------------------------------
Bell Mobility Cellular
  (Telecommunications-Cellular/
  Wireless), Deb., 6.55%,
  06/02/08                              750,000        522,932
--------------------------------------------------------------
Canadian Oil Debco Inc. (Oil &
  Gas-Exploration & Production),
  Deb., 11.00%, 10/31/00                450,000        331,019
--------------------------------------------------------------
Canadian Pac Ltd. (Manufacturing-
  Diversified), Unsec. Notes,
  5.85%, 03/30/09                     1,000,000        685,583
--------------------------------------------------------------
Clearnet Communications
  (Telecommunications-Cellular/
  Wireless), Sr. Disc. Notes,
  11.75%, 08/13/07(d)                 1,100,000        537,551
--------------------------------------------------------------
  Sr. Disc. Notes, 10.40%,
  05/15/08(d)                         1,200,000        528,807
--------------------------------------------------------------
  Sr. Disc. Notes, 10.75%,
  02/15/09(d)                         1,300,000        537,209
--------------------------------------------------------------
Loblaw Co. Ltd. (Retail-Food
  Chains), Unsec. Notes, 6.45%,
  03/01/39                              750,000        516,667
--------------------------------------------------------------
Molson Breweries Co. Ltd.
  (Beverages- Alcoholic), Unsub.
  Notes, 6.00%, 06/02/08                700,000        488,459
--------------------------------------------------------------
NAV Canada (Services-Commercial &
  Consumer), Bonds, 7.40%,
  06/01/27                            1,000,000        825,412
--------------------------------------------------------------
Ontario Hydro (Electric
  Companies), Deb., 9.00%,
  06/24/02                            1,000,000        764,150
--------------------------------------------------------------
Ontario Hydro Residual (Electric
  Companies), Deb., 10.00%,
  02/06/20(c)                         2,750,000        560,185
--------------------------------------------------------------
Poco Petroleums Ltd. (Oil &
  Gas-Exploration & Production),
  Unsec. Deb., 6.60%, 09/11/07          750,000        504,578
--------------------------------------------------------------
Telegobe Canada, Inc. (Telephone),
  Unsec. Deb., 8.35%, 06/20/03          650,000        492,591
--------------------------------------------------------------
Trans-Canada Pipelines (Natural
  Gas),
  Unsec. Notes, 8.55%, 02/01/06         500,000        396,111
--------------------------------------------------------------
  Series Q Deb., 10.625%, 10/20/09      375,000        347,667
--------------------------------------------------------------
Westcoast Energy, Inc. (Natural
  Gas), Deb., 6.45%, 12/18/06           500,000        357,253
==============================================================
                                                     8,843,365
==============================================================

GERMANY-1.98%

Dresdner Finance B.V. (Banks-Major
  Regional), Gtd. Floating Rate
  Notes Series 11, 2.619%, 07/30/03
  EUR                                 1,000,000      1,053,697
--------------------------------------------------------------
Hypovereins Finance N.V.
  (Banks-Major Regional), Gtd.
  Notes, 6.00%, 03/12/07 DEM            250,000        148,819
--------------------------------------------------------------
International Bank for
  Reconstruction & Development
  (Banks-Money Center), Unsec.
  Global Bonds, 7.125%,
  04/12/05       DEM                  1,400,000        896,743
==============================================================
                                                     2,099,259
==============================================================

NETHERLANDS-1.48%

Prudential Financial B.V.
  (Investment Banking/ Brokerage),
  Sr. Unsec. Gtd. Bonds, 9.375%,
  06/04/07                  NLG         800,000      1,573,970
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
NEW ZEALAND-2.30%

Inter-American Development Bank,
  (Banks-Money Center), Unsec.
  Notes, 5.75%, 04/15/04       NZD    2,000,000   $  1,108,548
--------------------------------------------------------------
International Bank for
  Reconstruction & Development
  (Banks-Money Center),
  Unsec. Notes, 5.50%, 04/15/04         800,000        438,836
--------------------------------------------------------------
  Sr. Unsec. Notes, 6.77%,
  08/20/07(c)                           750,000        242,399
--------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 5.50%,
  11/03/08                            1,250,000        655,350
==============================================================
                                                     2,445,133
==============================================================

SWEDEN-0.87%

A.B. Spintab (Banks-Regional),
  Unsec. Deb., 7.50%, 06/15/04 SEK    6,700,000        918,639
==============================================================

UNITED KINGDOM-3.77%

European Investment Bank
  (Banks-Money Center), Unsec.
  Unsub. Notes, 7.625%,
  12/07/07                     GBP      550,000    1,021,379
--------------------------------------------------------------
Merrill Lynch & Co. (Investment
  Banking/ Brokerage), Sr. Unsec.
  Unsub. Notes, 7.375%, 12/17/07        300,000        523,335
--------------------------------------------------------------
National Power PLC (Electric
  Companies), Sr. Unsec. Unsub.
  Bonds, 8.00%, 02/21/07       AUD      800,000        567,768
--------------------------------------------------------------
Sutton Bridge Financial Ltd.
  (Financial- Diversified), Gtd.
  Eurobonds, 8.625%, 06/30/22
  (Acquired 05/29/97; Cost
  $733,665)(b)                 GBP      450,000        863,958
--------------------------------------------------------------
Union Bank Switzerland London,
  (Banks-Major Regional), Unsec.
  Sub. Notes, 7.375%, 11/26/04          600,000      1,032,105
==============================================================
                                                     4,008,545
==============================================================

UNITED STATES-1.08%

General Electric Capital Corp.,
  Sr. Unsec. Unsub. Mtn., 6.00%,
  02/05/03       GBP                    700,000      1,143,681
==============================================================
    Total Non-U.S. Dollar
      Denominated Non-Convertible
      Bonds & Notes (Cost
      $22,058,086)                                  22,206,000
==============================================================

NON-U.S. DOLLAR DENOMINATED GOVERNMENT BONDS &
  NOTES-11.02%

AUSTRALIA-0.63%

Australian Government, Bonds,
  9.50%, 08/15/03              AUD      880,000        678,732
==============================================================

CANADA-3.42%

British Columbia Generic Residual,
  Deb., 13.88%, 06/21/04(c)    CAD      150,000         78,961
--------------------------------------------------------------
British Columbia Municipal Finance
  Authority, Bonds, 7.75%,
  12/01/05                              500,000        389,043
--------------------------------------------------------------
Canada Government, Bonds, 7.00%,
  12/01/06                            1,000,000        766,262
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
CANADA-(CONTINUED)

Ontario Province,
  Deb., 11.125%, 02/14/01      GBP      650,000   $  1,135,607
--------------------------------------------------------------
  Sr. Unsub. Notes, 8.00%,
  03/11/03      CAD                     600,000        453,449
--------------------------------------------------------------
  Unsec. Unsub. Notes, 6.25%,
  12/03/08 NZD                        1,500,000        810,475
==============================================================
                                                     3,633,797
==============================================================

GERMANY-4.75%

Bundesrepublik Deutschland, Bonds,
  7.25%, 10/21/02              EUR    1,460,000      1,757,550
--------------------------------------------------------------
Treuhandanstalt,
  Gtd. Notes, 6.00%, 11/12/03         1,460,000      1,723,930
--------------------------------------------------------------
  Gtd. Notes, 7.50%, 09/09/04         1,225,000      1,556,543
==============================================================
                                                     5,038,023
==============================================================

NEW ZEALAND-0.51%

New Zealand Government, Bonds,
  8.00%, 04/15/04              NZD      875,000        544,078
==============================================================

SWEDEN-0.91%

Swedish Government, Bonds, 6.50%,
  10/25/06                         SEK   7,000,000      969,139
==============================================================

UNITED KINGDOM-0.80%

United Kingdom Treasury, Bonds,
  7.50%, 12/07/06              GBP      450,000        846,594
==============================================================
    Total Non-U.S. Dollar
      Denominated Government Bonds
      & Notes (Cost $11,616,617)                    11,710,363
==============================================================

U.S. DOLLAR DENOMINATED
  CONVERTIBLE BONDS & NOTES-1.12%

RETAIL (SPECIALTY)-0.60%

Amazon.com Inc., Conv. Deb., 4.75%
  (Acquired 01/29/99; Cost
  $501,875)(b)                      $   500,000        639,688
==============================================================

TELEPHONE-0.52%

Bell Atlantic Financial Service,
  Conv. Bonds, 4.25%, 09/15/05          500,000        550,772
==============================================================
    Total U.S. Dollar Denominated
      Convertible Bonds & Notes
      (Cost $1,056,875)                              1,190,460
==============================================================

NON-U.S. DOLLAR DENOMINATED
  CONVERTIBLE BONDS & NOTES-2.74%

GERMANY-0.43%

Daimler-Benz A.G. (Automobiles),
  Conv. Gtd. Unsub. Eurobonds,
  4.125%, 07/05/03 DEM                  430,000        452,937
==============================================================

UNITED KINGDOM-2.31%

Airtours PLC, (Services-Commercial
  & Consumer) Conv. Sub. Notes,
  5.75%, 01/05/04(b) (Acquired
  12/09/98; Cost $494,636)     GBP      299,000        533,277
--------------------------------------------------------------
National Grid Co. PLC, (Electric
  Companies), Conv. Bonds, 4.25%,
  02/17/08                              250,000        472,024
--------------------------------------------------------------

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
UNITED KINGDOM-(CONTINUED)

Scotia Holdings PLC (Health
  Care-Drugs-Generic & Other),
  Conv. Unsec. Unsub. Notes,
  8.50%, 03/26/02 GBP                   650,000   $    773,145
--------------------------------------------------------------
Telewest Communications PLC
  (Leisure Time-Products), Sr.
  Unsec. Conv. Notes, 5.25%,
  02/19/07                              400,000        674,792
==============================================================
                                                     2,453,238
==============================================================
    Total Non-U.S. Dollar
      Denominated Convertible
      Bonds & Notes (Cost
      $2,610,756)                                    2,906,175
==============================================================

                                      SHARES
DOMESTIC COMMON STOCKS-0.02%

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-0.02%

Nextel Communications, Inc.-Class
  A (Cost $8,984)(e)                        556         22,760
==============================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-0.13%

FRANCE-0.06%

Societe Generale (Banks-Major
  Regional)                                 350         62,643
==============================================================

UNITED KINGDOM-0.07%

Glaxo Wellcome PLC (Health Care-
  Drugs-Generic & Other)                  2,607         77,079
==============================================================
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $84,949)                                         139,722
==============================================================

DOMESTIC CONVERTIBLE PREFERRED
  STOCKS-0.52%

BANKS (REGIONAL)-0.52%

Westpac Banking Corp. STRYPES
  Trust-$3.135 Conv. Pfd. (Cost
  $501,600)                              16,000        555,000
==============================================================

RIGHTS & WARRANTS-0.07%

BROADCASTING (TELEVISION, RADIO & CABLE)-0.00%

Knology Holdings, Inc., expiring
  10/15/07 (Acquired 03/12/98;
  Cost $0)(g)                               700          2,100
--------------------------------------------------------------
Wireless One, Inc., expiring
  10/19/00(g)                               150              2
==============================================================
                                                         2,102
==============================================================

ELECTRICAL EQUIPMENT-0.00%

Electronic Retailing Systems
  International, expiring
  02/01/04(g)                               290          1,450
==============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.01%

MVE Inc., expiring 02/15/02(g)              100          4,000
==============================================================

PERSONAL CARE-0.00%

IHF Capital Inc., Series I,
  expiring 11/14/99(g)                       70             35
==============================================================

TELECOMMUNICATIONS (CELLULAR/WIRELESS)-0.01%

Clearnet Communications Inc.,
  expiring 09/15/05(g)                      330          2,805
==============================================================

                                                     MARKET
                                      SHARES         VALUE
TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-(CONTINUED)

Orion Network Systems, Inc.,
  expiring 01/15/07(g)                      420   $      4,358
==============================================================
                                                         7,163
==============================================================

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.01%

Versatel, expiring 01/15/07(g)              190         13,347
==============================================================

TELEPHONE-0.04%

ESAT Holdings Ltd., expiring
  02/01/07(g)                               350         28,175
--------------------------------------------------------------
Intermedia Communications Inc.,
  expiring 06/01/00 (Acquired
  05/25/95; Cost $0)(g)                     150         15,600
==============================================================
                                                        43,775
==============================================================
    Total Rights & Warrants (Cost
      $2,811)                                           71,872
==============================================================

                                     PRINCIPAL       MARKET
                                     AMOUNT(a)       VALUE
U.S. TREASURY SECURITIES-3.72%

  Notes, 5.75%, 04/30/03            $   200,000   $    203,550
--------------------------------------------------------------
  Notes, 6.875%, 05/15/06             1,500,000      1,624,410
--------------------------------------------------------------
  Bonds, 6.125%, 11/15/27             2,050,000      2,118,183
==============================================================
    Total U.S. Treasury Securities
      (Cost $4,078,289)                              3,946,143
==============================================================

U.S. GOVERNMENT AGENCY
  SECURITIES-1.02%

Fannie Mae, Unsec. Sr. Notes,
  6.875%, 06/07/02(f) (Cost
  $1,078,336)        GBP                650,000      1,085,776
==============================================================

REPURCHASE AGREEMENT(h)-1.67%

West LB Securities Americas, Inc.,
  4.88%, 04/30/99(i) (Cost
  $1,772,440)                       $ 1,772,440      1,772,440
==============================================================
TOTAL INVESTMENTS-99.75%                           105,980,467
==============================================================
OTHER ASSETS LESS
  LIABILITIES-0.25%                                    268,166
==============================================================
NET ASSETS-100.00%                                $106,248,633
==============================================================

Notes to Schedule of Investments:

(a) Principal Amount is in U.S. Dollars, except as indicated by note (f).
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144 under Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established bye the Board of Directors. The aggregate market value of these securities at 04/30/99 was $9,095,001 which represented 8.30% of the Fund's net assets.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the rate of original issue discount.
(d) Discounted bond at purchase. Interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e) Non-income producing security.
(f) Foreign denominated security. Par value and coupon are denominated in currency indicated.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(i) Joint repurchase agreement entered into 04/30/99 with a maturing value of $250,101,667. Collateralized by $249,045,000, U.S. Government obligations, 4.00% to 8.75% due 08/31/00 to 11/15/08 with an aggregate market value at 04/30/99 of $255,023,179.

Abbreviations:

CAD     - Canadian Dollar
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DEM     - German Deutschmark
Disc.   - Discounted
EUR     - Euro
FRF     - French Franc
GBP     - British Pound Sterling
Gtd.    - Guaranteed
Mtn.    - Medium Term Notes
NZD     - New Zealand Dollar
Pfd.    - Preferred
PIK     - Payment in Kind
PRIDES  - Preferred Redemption Increased Dividend Equity Securities
Sec.    - Secured
SEK     - Swedish Krona
Sr.     - Senior
STRYPES - Structured Yield Product Exchangeable for Stock
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 1999
(Unaudited)

ASSETS:

Investments, at market value (cost
  $105,945,074)                                $105,980,467
-----------------------------------------------------------
Receivables for:
  Investments sold                                  818,899
-----------------------------------------------------------
  Forward currency contracts                     21,386,382
-----------------------------------------------------------
  Capital stock sold                                250,251
-----------------------------------------------------------
  Dividends and interest                          2,422,431
-----------------------------------------------------------
Investment for deferred compensation plan            16,701
-----------------------------------------------------------
Other assets                                         67,542
===========================================================
    Total assets                                130,942,673
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,862,185
-----------------------------------------------------------
  Forward currency contracts                     21,712,545
-----------------------------------------------------------
  Capital stock reacquired                          818,245
-----------------------------------------------------------
  Dividends                                         107,189
-----------------------------------------------------------
  Deferred compensation plan                         16,701
-----------------------------------------------------------
Accrued advisory fees                                44,157
-----------------------------------------------------------
Accrued administrative services fees                 11,800
-----------------------------------------------------------
Accrued directors' fees                               2,000
-----------------------------------------------------------
Accrued distribution fees                            64,271
-----------------------------------------------------------
Accrued transfer agent fees                          46,550
-----------------------------------------------------------
Accrued operating expenses                            8,397
===========================================================
    Total liabilities                            24,694,040
===========================================================
Net assets applicable to shares outstanding    $106,248,633
===========================================================

NET ASSETS:

Class A                                        $ 64,692,930
===========================================================
Class B                                        $ 39,572,911
===========================================================
Class C                                        $  1,982,792
===========================================================
Capital stock, $0.001 par value per share:

Class A:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     6,154,264
===========================================================
Class B:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                     3,766,232
===========================================================
Class C:
  Authorized                                    200,000,000
-----------------------------------------------------------
  Outstanding                                       188,803
===========================================================
Class A:
  Net asset value and redemption price per
    share                                      $      10.51
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.51
    divided by 95.25%)                         $      11.03
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      10.51
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      10.50
===========================================================

STATEMENT OF OPERATIONS

For the six months ended April 30, 1999
(Unaudited)

INVESTMENT INCOME:

Interest                                        $  3,896,998
------------------------------------------------------------
Dividends (net of $146 foreign withholding
  tax)                                                30,188
============================================================
      Total investment income                      3,927,186
============================================================

EXPENSES:

Advisory fees                                        364,471
------------------------------------------------------------
Administrative services fees                          48,104
------------------------------------------------------------
Custodian fees                                        17,977
------------------------------------------------------------
Directors' fees                                        3,834
------------------------------------------------------------
Distribution fees-Class A                            155,945
------------------------------------------------------------
Distribution fees-Class B                            199,021
------------------------------------------------------------
Distribution fees-Class C                              9,761
------------------------------------------------------------
Transfer agent fees-Class A                           66,579
------------------------------------------------------------
Transfer agent fees-Class B                           42,485
------------------------------------------------------------
Transfer agent fees-Class C                            2,084
------------------------------------------------------------
Other                                                 63,167
============================================================
      Total expenses                                 973,428
============================================================
Less:
      Fees waived by advisor                        (216,548)
------------------------------------------------------------
      Expenses paid indirectly                        (1,144)
============================================================
Net expenses                                         755,736
============================================================
Net investment income                              3,171,450
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FORWARD CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (1,324,742)
------------------------------------------------------------
  Foreign currencies                                 (40,290)
------------------------------------------------------------
  Forward currency contracts                         320,751
============================================================
                                                  (1,044,281)
============================================================
Net unrealized appreciation (depreciation) of:
  Investment securities                              386,551
------------------------------------------------------------
  Foreign currencies                                 (22,215)
------------------------------------------------------------
  Forward currency contracts                         (61,424)
============================================================
                                                     302,912
============================================================
  Net gain (loss) from investment securities,
    foreign currencies and forward currency
    contracts                                       (741,369)
============================================================
Net increase in net assets resulting from
  operations                                    $  2,430,081
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 1999 and the year ended October 31, 1998 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  1999           1998
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $  3,171,450    $ 4,564,973
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and forward currency contracts           (1,044,281)      (293,145)
-----------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                      302,912     (2,380,155)
=========================================================================================
    Net increase in net assets resulting from operations         2,430,081      1,891,673
=========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,061,794)    (2,295,926)
-----------------------------------------------------------------------------------------
  Class B                                                       (1,211,125)    (1,495,827)
-----------------------------------------------------------------------------------------
  Class C                                                          (59,362)       (42,707)
-----------------------------------------------------------------------------------------
Return of capital distribution:
  Class A                                                               --       (354,717)
-----------------------------------------------------------------------------------------
  Class B                                                               --       (250,576)
-----------------------------------------------------------------------------------------
  Class C                                                               --         (8,211)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                               --       (258,088)
-----------------------------------------------------------------------------------------
  Class B                                                               --       (181,448)
-----------------------------------------------------------------------------------------
  Class C                                                               --         (5,682)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        7,125,285     29,014,691
-----------------------------------------------------------------------------------------
  Class B                                                        3,384,503     12,527,487
-----------------------------------------------------------------------------------------
  Class C                                                          215,340      1,597,917
=========================================================================================
    Net increase in net assets                                   9,822,928     40,138,586
=========================================================================================

NET ASSETS:

  Beginning of period                                           96,425,705     56,287,119
=========================================================================================
  End of period                                               $106,248,633    $96,425,705
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $107,520,348    $96,795,220
-----------------------------------------------------------------------------------------
  Undistributed net investment income                               61,667        222,498
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and forward currency
    contracts                                                   (1,029,026)        15,255
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and forward currency
    contracts                                                     (304,356)      (607,268)
=========================================================================================
                                                              $106,248,633    $96,425,705
=========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 1999
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Global Income Fund (the "Fund") is an investment portfolio of AIM International Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of six separate portfolios. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in the financial statements pertains only to the Fund. The Fund's investment objective is to provide high current income.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations-Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Investment securities for which prices are not provided by the pricing service and which are listed or traded on an exchange (except convertible bonds) are valued at the last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, at the closing bid price on that day unless the Board of Directors, or persons designated by the Board of Directors, determines that the over-the-counter quotations more closely reflect the current market value of the security. Securities traded in the over-the-counter market, except (i) securities priced by the pricing service,
   (ii) securities for which representative exchange prices are available, and
   (iii) securities reported in the NASDAQ National Market System, are valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported in the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities, as well as corporate bonds and U.S. Government securities, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which would not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities and exchange rates occur during such period, then these securities and exchange rates will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Bond Premiums-It is the policy of the Fund not to amortize market premiums on bonds for financial reporting purposes.
C. Foreign Currency Translations-Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
D. Foreign Currency Contracts-A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

    Outstanding contracts at April 30, 1999 were as follows:

                                                             UNREALIZED
  SETTLEMENT     CONTRACT TO                               APPRECIATION/
     DATE          DELIVER       RECEIVE        VALUE      (DEPRECIATION)
---------------  -----------   -----------   -----------   --------------
  05/04/99  CAD   6,500,000    $ 4,295,277   $ 4,458,213     $(162,936)
  05/04/99  CAD   1,900,000      1,255,385     1,303,170       (47,785)
  05/10/99  AUD   1,000,000        649,600       661,763       (12,163)
  05/11/99  GBP     350,000        572,740       562,937         9,803
  05/18/99  AUD   1,000,000        639,140       661,774       (22,634)
  05/26/99  NZD   3,200,000      1,699,680     1,792,778       (93,098)
  05/28/99  GBP   2,300,000      3,688,165     3,698,567       (10,402)
  07/06/99  GBP     825,000      1,330,634     1,326,270         4,364
  07/06/99  GBP      25,000         40,466        40,190           276
  07/12/99  GBP   3,350,000      5,389,899     5,385,328         4,571
  07/12/99  GBP     300,000        484,482       482,268         2,214
  07/12/99  GBP     200,000        322,660       321,512         1,148
  07/13/99  NZD     350,000        187,077       196,203        (9,126)
  07/22/99  SEK   6,900,000        831,177       821,572         9,605
                               -----------   -----------     ---------
                               $21,386,382   $21,712,545     $(326,163)
                               ===========   ===========     =========

E. Securities Transactions, Investment Income and Distributions-Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly.
F. Federal Income Taxes-The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
G. Expenses-Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.70% of the first $1 billion of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1 billion. During the six months ended April 30, 1999, AIM waived fees of $216,548.
  The Fund, pursuant to a master administrative services agreement, has agreed to reimburse AIM for administrative costs incurred in providing accounting services to the Fund. During the six months ended April 30, 1999, AIM was reimbursed $48,104 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the six months ended April 30, 1999, the Fund paid AFS $69,464 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.50% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended April 30, 1999, the Class A, Class B and Class C shares paid AIM Distributors $155,945, $199,021 and $9,761, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $18,530 from sales of the Class A shares of the Fund during the six months ended April 30, 1999. Such commissions are not an expense of the Fund. They are deducted from, and are not included in the proceeds from sales of Class A shares. During the six months ended April 30, 1999, AIM Distributors received commissions of $1,023 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the six months ended April 30, 1999, the Fund incurred legal fees of $922 for services rendered by the law firm of Kramer, Levin, Naftalis, & Frankel LLP as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3-INDIRECT EXPENSES

During the six months ended April 30, 1999, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $633 and $511, respectively, under expense offset arrangements. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $1,144 during the six months ended April 30, 1999.

NOTE 4-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended April 30, 1999, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended April 30, 1999 was $54,968,941, and $43,131,192, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of April 30, 1999, is as follows:

Aggregate unrealized appreciation of
  investment securities                                       $2,711,811
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                                       (2,676,418)
------------------------------------------------------------------------
Net unrealized appreciation of
  investment securities                                       $   35,393
========================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-CAPITAL STOCK

Changes in the Fund's capital stock outstanding during the six months ended April 30, 1999 and the year ended October 31, 1998 were as follows:

                            APRIL 30, 1999              OCTOBER 31, 1998
                       -------------------------    -------------------------
                         SHARES        AMOUNT         SHARES        AMOUNT
                       ----------    -----------    ----------    -----------
Sold:
  Class A               1,745,748    $18,534,230     3,840,125    $41,970,650
-----------------------------------------------------------------------------
  Class B                 887,003      9,414,636     1,818,456     19,865,377
-----------------------------------------------------------------------------
  Class C                  64,774        686,190       155,501      1,696,174
-----------------------------------------------------------------------------
Issued as
  reinvestment of
  dividends:
  Class A                 158,335      1,678,688       221,486      2,412,254
-----------------------------------------------------------------------------
  Class B                  93,219        988,204       144,487      1,573,639
-----------------------------------------------------------------------------
  Class C                   4,519         47,903         4,387         47,595
-----------------------------------------------------------------------------
Reacquired:
  Class A              (1,234,932)   (13,087,633)   (1,406,526)   (15,368,213)
-----------------------------------------------------------------------------
  Class B                (663,358)    (7,018,337)     (814,522)    (8,911,529)
-----------------------------------------------------------------------------
  Class C                 (49,162)      (518,753)      (13,394)      (145,852)
-----------------------------------------------------------------------------
                        1,006,146    $10,725,128     3,950,000    $43,140,095
=============================================================================

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A and Class B capital stock outstanding during the six months ended April 30, 1999, each of the years in the four-year period ended October 31, 1998 and the period September 15, 1994 (dates operations commenced) through October 31, 1994 and for a share of Class C capital stock outstanding during the six months ended April 30, 1999, the year ended October 31, 1998 and the period August 4, 1997 (date sales commenced) through October 31, 1997.

                                                                                      CLASS A
                                                    ---------------------------------------------------------------------------
                                                                                           OCTOBER 31,
                                                    APRIL 30,      ------------------------------------------------------------
                                                       1999           1998           1997         1996        1995        1994
                                                    ----------     ----------     ----------     -------     -------     ------
Net asset value, beginning of period                 $ 10.60        $ 10.93        $ 10.85        $10.74      $10.02     $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 0.33           0.71           0.72          0.79(a)     0.79       0.08
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                    (0.07)         (0.27)          0.21          0.25        0.75       0.01
-------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                  0.26           0.44           0.93          1.04        1.54       0.09
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from investment income                     (0.35)         (0.61)         (0.72)        (0.81)      (0.82)     (0.07)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   --          (0.07)         (0.13)        (0.12)         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                       --          (0.09)            --            --          --         --
-------------------------------------------------------------------------------------------------------------------------------
      Total distributions                              (0.35)         (0.77)         (0.85)        (0.93)      (0.82)     (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $ 10.51        $ 10.60        $ 10.93        $10.85      $10.74     $10.02
===============================================================================================================================
Total return(b)                                         2.45%          3.95%          9.05%        10.22%      16.07%      0.93%
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $64,693        $58,115        $30,924       $21,926     $10,004     $2,661
===============================================================================================================================
Ratio of expenses to average net assets(c)              1.25%(d)       1.23%          1.25%         1.25%       1.25%      1.25%(e)
===============================================================================================================================
Ratio of net investment income to average net
  assets(f)                                             6.29%(d)       6.38%          6.54%         7.27%       7.38%      6.01%(e)
===============================================================================================================================
Portfolio turnover rate                                   42%            47%            61%           83%        128%         6%
===============================================================================================================================

(a) Calculated using average shares outstanding.

(b) Does not deduct sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. The ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.67% (annualized), 1.73%, 1.86%, 2.02%, 3.03% and 5.61% (annualized) for the periods 1999-1994.

(d) Ratios are annualized and based on average net assets of $62,895,013.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. The ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 5.87% (annualized), 5.89%, 5.93%, 6.51%, 5.59% and 1.65%
    (annualized) for the periods 1999-1994.

                                                             CLASS B                                          CLASS C
                                  -------------------------------------------------------------    -----------------------------
                                                                 OCTOBER 31,                                      OCTOBER 31,
                                  APRIL 30,   -------------------------------------------------    APRIL 30,    ----------------
                                    1999       1998       1997       1996       1995      1994       1999        1998      1997
                                  ---------   -------    -------    -------    ------    ------    ---------    ------    ------
Net asset value, beginning of
  period                           $ 10.59    $ 10.92    $ 10.84    $ 10.73    $10.01    $10.00     $10.59      $10.92    $10.76
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income               0.30       0.65       0.67       0.74(a)   0.74      0.07       0.30        0.66      0.15(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                      (0.06)     (0.27)      0.21       0.24      0.75      0.01      (0.07)      (0.28)     0.17
================================================================================================================================
      Total from investment
         operations                   0.24       0.38       0.88       0.98      1.49      0.08       0.23        0.38      0.32
================================================================================================================================
Less distributions:
  Dividends from investment
    income                           (0.32)     (0.55)     (0.67)     (0.75)    (0.77)    (0.07)     (0.32)      (0.55)    (0.13)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                               --      (0.07)     (0.13)     (0.12)       --        --         --       (0.07)    (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                     --      (0.09)        --         --        --        --         --       (0.09)       --
--------------------------------------------------------------------------------------------------------------------------------
      Total distributions            (0.32)     (0.71)     (0.80)     (0.87)    (0.77)    (0.07)     (0.32)      (0.71)    (0.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $ 10.51    $ 10.59    $ 10.92    $ 10.84    $10.73    $10.01     $10.50      $10.59    $10.92
================================================================================================================================
Total return(b)                       2.28%      3.38%      8.48%      9.66%    15.56%     0.79%      2.18%       3.39%     2.99%
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                         $39,573    $36,525    $25,121    $16,787    $4,207    $  362     $1,983      $1,785    $  242
================================================================================================================================
Ratio of expenses to average net
  assets(c)                           1.75%(d)    1.75%     1.76%      1.75%     1.74%     1.73%(e)    1.75%(d)   1.73%     1.76%(e)
================================================================================================================================
Ratio of net investment income to
  average net assets(f)               5.79%(d)    5.87%     6.03%      6.77%     6.88%     3.59%(e)    5.79%(d)   5.88%     6.03%(e)
================================================================================================================================
Portfolio turnover rate                 42%        47%        61%        83%      128%        6%        42%         47%       61%
================================================================================================================================

(a) Calculated using average shares outstanding.

(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.

(c) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 2.17% (annualized), 2.25%, 2.37%, 2.53%, 3.57% and 22.09% (annualized) for
    1999-1994 for Class B and 2.17% (annualized), 2.22% and 2.37% (annualized) for 1999-1997 for Class C.

(d) Ratios are annualized and based on average net assets of $40,134,109 and $1,968,359 for Class B and Class C, respectively.

(e) Annualized.

(f) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to fee waivers and/or expense reimbursements were 5.37% (annualized), 5.37%, 5.42%, 6.00%, 5.05% and (16.77)% (annualized) for 1999-1994 for Class B and 5.38% (annualized), 5.40% and 5.42% (annualized) for 1999-1997 for Class C.

BOARD OF DIRECTORS                                OFFICERS                                   OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                           11 Greenway Plaza
Chairman                                          Chairman                                   Suite 100
A I M Management Group Inc.                                                                  Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                  INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                           A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary        11 Greenway Plaza
Chief Executive Officer                                                                      Suite 100
COMSAT Corporation                                Gary T. Crum                               Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                                 TRANSFER AGENT
Director                                          Dana R. Sutton
Cortland Trust Inc.                               Vice President and Treasurer               A I M Fund Services, Inc.
                                                                                             P.O. Box 4739
Edward K. Dunn Jr.                                Robert G. Alley                            Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President
Formerly Vice Chairman and President,                                                        CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and          Melville B. Cox
President, Mercantile Bankshares                  Vice President                             State Street Bank and Trust Company
                                                                                             225 Franklin Street
Jack Fields                                       Edgar M. Larsen                            Boston MA 02110
Chief Executive Officer                           Vice President
Texana Global, Inc.;                                                                         COUNSEL TO THE FUND
Formerly Member                                   Mary J. Benson
of the U.S. House of Representatives              Assistant Vice President                   Ballard Spahr
                                                  and Assistant Treasurer                    Andrews & Ingersoll, LLP
Carl Frischling                                                                              1735 Market Street
Partner                                           Sheri Morris                               Philadelphia, PA 19103
Kramer, Levin, Naftalis & Frankel LLP             Assistant Vice President
                                                  and Assistant Treasurer                    COUNSEL TO THE DIRECTORS
Robert H. Graham
President and Chief Executive Officer             Renee A. Friedli                           Kramer, Levin, Naftalis & Frankel LLP
A I M Management Group Inc.                       Assistant Secretary                        919 Third Avenue
                                                                                             New York, NY 10022
Prema Mathai-Davis                                P. Michelle Grace
Chief Executive Officer, YWCA of the U.S.A.;      Assistant Secretary                        DISTRIBUTOR
Commissioner, New York City Dept. for the
Aging; and member of the Board of Directors,      Jeffrey H. Kupor                           A I M Distributors, Inc.
Metropolitan Transportation Authority of          Assistant Secretary                        11 Greenway Plaza
New York State                                                                               Suite 100
                                                  Nancy L. Martin                            Houston, TX 77046
Lewis F. Pennock                                  Assistant Secretary
Attorney
                                                  Ofelia M. Mayo
Louis S. Sklar                                    Assistant Secretary
Executive Vice President
Hines Interests                                   Lisa A. Moss
Limited Partnership                               Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary

                                                  Stephen I. Winer
                                                  Assistant Secretary

THE AIM FAMILY OF FUNDS--REGISTRATION MARK--

GROWTH FUNDS
AIM Aggressive Growth Fund(1)
AIM Blue Chip Fund
AIM Capital Development Fund
AIM Constellation Fund
AIM Dent Demographic Trends Fund
AIM Large Cap Growth Fund
AIM Mid Cap Equity Fund(2),(A)
AIM Select Growth Fund(3)
AIM Small Cap Growth Fund(2),(B)
AIM Small Cap Opportunities Fund
AIM Value Fund
AIM Weingarten Fund

GROWTH & INCOME FUNDS
AIM Advisor Flex Fund
AIM Advisor Large Cap Value Fund
AIM Advisor Real Estate Fund
AIM Balanced Fund
AIM Basic Value Fund(2),(C)
AIM Charter Fund

INCOME FUNDS
AIM Floating Rate Fund(2)
AIM High Yield Fund
AIM High Yield Fund II
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund

TAX-FREE INCOME FUNDS
AIM High Income Municipal Fund
AIM Municipal Bond Fund
AIM Tax-Exempt Bond Fund of Connecticut
AIM Tax-Free Intermediate Fund

MONEY MARKET FUNDS
AIM Money Market Fund
AIM Tax-Exempt Cash Fund

INTERNATIONAL GROWTH FUNDS
AIM Advisor International Value Fund
AIM Asian Growth Fund
AIM Developing Markets Fund(2)
AIM Europe Growth Fund(2)
AIM European Development Fund
AIM International Equity Fund
AIM Japan Growth Fund(2)
AIM Latin American Growth Fund(2)
AIM New Pacific Growth Fund(2)

GLOBAL GROWTH FUNDS
AIM Global Aggressive Growth Fund
AIM Global Growth Fund

GLOBAL GROWTH & INCOME FUNDS
AIM Global Growth & Income Fund(2)
AIM Global Utilities Fund

GLOBAL INCOME FUNDS
AIM Emerging Markets Debt Fund(2),(D)
AIM Global Government Income Fund(2)
AIM Global Income Fund
AIM Strategic Income Fund(2)

THEME FUNDS
AIM Global Consumer Products and Services Fund(2)
AIM Global Financial Services Fund(2)
AIM Global Health Care Fund(2)
AIM Global Infrastructure Fund(2)
AIM Global Resources Fund(2)
AIM Global Telecommunications and Technology Fund(2),(E)
AIM Global Trends Fund(2),(F)


(1)AIM Aggressive Growth Fund reopened to new investors November 16, 1998.
(2)Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3)On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. (A)On September 8, 1998, AIM Mid Cap Growth Fund was renamed AIM Mid Cap Equity Fund. (B)On September 8, 1998, AIM Small Cap Equity Fund was renamed AIM Small Cap Growth Fund. (C)On September 8, 1998, AIM America Value Fund was renamed AIM Basic Value Fund. (D)On September 8, 1998, AIM Global High Income Fund was renamed AIM Emerging Markets Debt Fund. (E)On September 8, 1998, AIM New Dimension Fund was renamed AIM Global Trends Fund. (F)On June 1, 1999, AIM Global Telecommunications Fund was renamed AIM Global Telecommunications and Technology Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.


                         ------------------------------

              A I M MANAGEMENT GROUP INC. HAS PROVIDED LEADERSHIP

               IN THE MUTUAL-FUND INDUSTRY SINCE 1976 AND MANAGED

               APPROXIMATELY $112 BILLION IN ASSETS FOR MORE THAN

                 6.3 MILLION SHAREHOLDERS, INCLUDING INDIVIDUAL

                   INVESTORS, CORPORATE CLIENTS AND FINANCIAL

                       INSTITUTIONS AS OF MARCH 31, 1999.


                  THE AIM FAMILY OF FUNDS--REGISTRATION MARK--

                IS DISTRIBUTED NATIONWIDE, AND AIM TODAY IS THE

                 10TH-LARGEST MUTUAL-FUND COMPLEX IN THE UNITED

                STATES IN ASSETS UNDER MANAGEMENT, ACCORDING TO

                 STRATEGIC INSIGHT, AN INDEPENDENT MUTUAL-FUND

                                    MONITOR.

                         ------------------------------


                            [AIM LOGO APPEARS HERE]

                 INVEST WITH DISCIPLINE--REGISTERED TRADEMARK--

GI-SAR-1